Discontinued operations - Results, major classes of assets and liabilities, and net cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 4,958,983	$ 2,922,755	$ 1,538,347
Total assets	16,366,183	21,895,748
Current liabilities
Accounts payable, accruals and other payables	9,351,406	7,829,837
Total liabilities	17,054,128	15,980,890
Results for the year from discontinued operations
Revenue	17,207,362	22,852,263	42,997,089
Cost of sales	(13,568,140)	(18,741,277)	(42,817,258)
Gross income	3,639,222	4,110,986	179,831
General and administrative expenses	(11,126,656)	(9,785,735)	(62,709,036)
Selling and marketing expenses	(120,984)	(93,431)	(17,455,198)
Other income, net	261,624	18,834,177	353,589
Operating (loss)/profit	(8,488,844)	12,792,022	(80,082,340)
Gain/(loss) on disposal of subsidiaries		(8,285,250)
Finance cost	(40,979)	(61,440)	(3,576,767)
(Loss)/profit before tax from continuing operations	(11,065,062)	13,091,461	(101,731,569)
Profit/(loss) for the year from discontinued operations	795,369	(10,076,290)	(25,073,130)
Attributable to:
Equity holders of the Parent Company	795,369	(10,076,290)	(25,073,130)
Discontinued operations
Results for the year from discontinued operations
Revenue		13,354,491	44,257,724
Cost of sales		(10,638,283)	(44,027,703)
Gross income		2,716,208	230,021
General and administrative expenses	(536,383)	(3,509,132)	(22,898,357)
Selling and marketing expenses		(1,023,741)	(2,009,890)
Other income, net	254,059	80,842	353,169
Operating (loss)/profit	(282,324)	(1,735,823)	(24,325,057)
Gain/(loss) on disposal of subsidiaries	1,126,100	(8,285,250)
Finance cost	(48,407)	(55,217)	(748,073)
(Loss)/profit before tax from continuing operations	795,369	(10,076,290)	(25,073,130)
Profit/(loss) for the year from discontinued operations	795,369	(10,076,290)	(25,073,130)
Attributable to:
Equity holders of the Parent Company	726,325	$ (10,076,290)	(17,990,207)
Non-controlling interests	$ 69,044		$ (7,082,923)
Profit/(loss) per share
Basic, loss for the year from discontinued operations	$ 0.09	$ (1.48)	$ (3.69)
Diluted, loss for the year from discontinued operations	$ 0.09	$ (0.91)	$ (3.69)
Cash flow
Operating	$ 795,369	$ (10,076,290)	$ 1,911,960
Investing			(62,764)
Financing			2,441,134
Net cash flow	795,369	(10,076,290)	$ 4,290,330
Discontinued operations | Assets and liabilities classified as held for sale
Current assets
Cash and cash equivalents	1,522	1,261
Total assets	1,522	1,261
Current liabilities
Interest-bearing loans	1,171,546	1,297,372
Accounts payable, accruals and other payables	2,754,019	3,034,616
Total liabilities	3,925,565	4,331,988
Net assets directly associated with assets classified as held for sale	$ (3,924,043)	$ (4,330,727)